Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Taxes

Note 12 – Taxes

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Infobird HK and Inforbird Technologies are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax law, Infobird HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

BVI

Under the current laws of BVI, Pure Tech is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no BVI withholding tax will be imposed.

PRC

Infobird WFOE, Infobird Beijing, Infobird Anhui, Infobird Guiyang, Shanghai Qishuo, Anhui Weiao, Guangnian Zhiyuan, Beijing Suowangda, Pinmu Century and Zhenxi Brand are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Infobird Beijing maintained the “high-tech enterprise” tax status which is validated until October 2023, which reduced its statutory income tax rate to 15%. Pinmu Century maintained the “high-tech enterprise” tax status which is validated until October 2026, which reduced its statutory income tax rate to 15%. Infobird Guiyang qualifies for 15% preferential income tax rate for enterprises whose core business is one of the industrial projects listed in the Catalogue of Encouraged Industries in western regions of China. EIT also grants preferential tax treatment to certain Small and Micro Enterprises (“SMEs)”. Under this preferential tax treatment, SMEs with revenues under RMB1,000,000 (approximately USD138,972) are entitled to an income tax rate of 20% base on a 25% taxable income. Guangnian Zhiyuan, Beijing Suowangda are eligible for the 20% tax rate. Besides, Zhenxi Brand is a wholly owned enterprise which is not applicable to income tax under the law of PRC.

In addition, 200% of research and development expenses of Infobird Beijing, Infobird Anhui, Infobird Guiyang, Shanghai Qishuo, Anhui Weiao and Pinmu Century are subject to additional deduction from pre-tax income while such deduction cannot exceed the total amount of pre-tax income.

Tax savings for the years ended December 31, 2024, 2023 and 2022 amounted to approximately $0.1 million, nil and nil respectively, with the 10% preferential tax rate reduction and additional deduction of 200% of research and development expenses.

The Company’s basic and diluted earnings per shares would have been lower by approximately $0.0, nil and nil per share for the years ended December 31, 2024, 2023 and 2022 respectively, without the preferential tax rate reduction and research and development expenses reduction.

Income tax (credits)/expenses for the years ended December 31, 2024, 2023 and 2022 amounted to $21,008, nil and $(77,649), respectively.

Significant components of the provision for income taxes for the continuing operations and discontinued operations are as follows:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Continuing operations:
Current income tax expenses	$21,008	$—	$—
Deferred income tax expenses	—	—	—
Total income tax expenses	$21,008	$—	$—

Discontinued operations:
Current income tax expenses	$—	$—	$—
Deferred income tax (credit)	—	—	(77,649)
Total income tax (credit)	$—	$—	$(77,649)

The following table reconciles China statutory rates to the Company’s effective tax rate of continuing operations and discontinued operations:

	For the year ended	For the year ended	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Continuing operations:
China statutory income tax rate	25%	—	—
Preferential tax rate reduction	(19.3)%	—	—
200% deduction on research and development expenses	(1.0)%	—	—
Change in valuation allowance	(4.0)%	—	—
Permanent difference	(12.6)%	—	—
Others	6.1%
Effective tax rate	(5.8)%	—	—

Discontinued operations:
China statutory income tax rate	—	25%	25%
Preferential tax rate reduction	—	(9.6)%	(8.4)%
200% deduction on research and development expenses	—	—	—
Tax rate difference outside of PRC	—	—	(3.4)%
Change in valuation allowance	—	(15.3)%	(12.6)%
Permanent difference	—	(0.1)%	(0.1)%
Effective tax rate	—	—	0.5%

Deferred tax assets and liabilities – China

Significant components of deferred tax assets and liabilities of continuing operations were as follows:

	December 31,	December 31,
Deferred tax assets:	2024	2023

Net operating loss carryforward	$20,018	$19,551
Lease liabilities	59,837	—
Deferred tax assests	79,855	19,551

ROU assets	(61,717)	—
Deferred tax liabilities	(61,717)	—

Valuation allowance	(18,138)	(19,551)

Deferred tax assets (liabilities), net	$—	$—

Non-current deferred tax assets	$—	$—
Non-current deferred tax liabilities	—	—
Deferred tax (liabilities) assets, net	$—	$—

The Company had net operating loss (NOL) carryforward of approximately $0.1 million and $0.1 million from the Company’s PRC and Hong Kong subsidiaries as of December 31, 2024 and 2023, respectively. As the Company believes it is more likely than not that its PRC and Hong Kong operations will not be able to fully utilize its deferred tax assets related to the net operating loss carryforwards in the PRC and Hong Kong, the Company provided 100% allowance on deferred tax assets net of deferred tax liabilities of approximately $0.1 million and $0.0 related to PRC and Hong Kong subsidiaries as of December 31, 2024 and 2023, respectively.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties tax for the years ended December 31, 2024, 2023, and 2022. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve (12) months from December 31, 2024.

Value added tax

All of the Company’s service revenues that are earned and received in the PRC are subject to a Chinese VAT at a rate of 6% of the gross proceeds or at a rate approved by the Chinese local government.

Taxes payable consisted of the following:

	December 31, 2024	December 31, 2023

VAT taxes payable	$316,105	$—
Income taxes payable	203,494	—
Other taxes payable	9,351	594
Total taxes payable	$528,950	$594
Less: taxes payable - discontinued operations	—	—
Taxes payable - continuing operations	$528,950	$594